Financial Instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Designated as Hedging Instrument
Derivative Financial Instruments
Notional value	$ 93.5	$ 106.5
Gross fair value	$ 5.0	2.0
Designated as Hedging Instrument | Cash flow hedge | Maximum
Derivative Financial Instruments
Maturity term	1 year
Not Designated as Hedging Instrument
Derivative Financial Instruments
Notional value	$ 63.7	121.9
Gross fair value	$ 0.2	$ 0.6
Not Designated as Hedging Instrument | Maximum
Derivative Financial Instruments
Maturity term	1 year